LOANS, FINANCING, DEBENTURES AND LEASES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	R$ 6,139,437	R$ 8,461,841
Initial adoption IFRS 16 (Note 2.f)	8,618,072
Additions	2,771,254	525,069
Government grants (Note 21)	15,787	(40)
Financial charges (Note 27)	830,686	510,398	R$ 932,727
Issue costs	1,400	1,471
Foreign exchange variation (Note 27)	(1,104)	28,848
Write-offs (payments)	(4,443,646)	(3,388,150)
Write-offs (cancellation of contracts)	(107,213)
Balance at end of the period	13,824,673	6,139,437	8,461,841
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	1,582,570	2,502,346
Government grants (Note 21)	15,787	(40)
Financial charges (Note 27)	111,013	169,771
Foreign exchange variation (Note 27)	(1,104)	28,848
Write-offs (payments)	(1,659,416)	(1,118,355)
Balance at end of the period	48,850	1,582,570	2,502,346
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	3,173,910	4,520,739
Financial charges (Note 27)	197,386	242,415
Issue costs	1,400	1,471
Write-offs (payments)	(268,346)	(1,590,715)
Balance at end of the period	3,104,350	3,173,910	4,520,739
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	393,027	385,460
Initial adoption IFRS 16 (Note 2.f)	8,618,072
Additions	1,803,941	18,672
Financial charges (Note 27)	457,985	45,501
Write-offs (payments)	(1,974,661)	(56,606)
Write-offs (cancellation of contracts)	(107,213)
Balance at end of the period	9,191,151	393,027	385,460
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	524,244	607,152
Additions	967,313	506,397
Financial charges (Note 27)	45,940	33,169
Write-offs (payments)	(541,223)	(622,474)
Balance at end of the period	996,274	524,244	607,152
Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	465,686	446,144
Financial charges (Note 27)	18,362	19,542
Balance at end of the period	R$ 484,048	R$ 465,686	R$ 446,144